Share-based payments	12 Months Ended
Dec. 31, 2017
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Share-based payments
31.	Share-based payments

31.1. Option plans

As of December 31, 2017, the Group has the following outstanding option plans:

	2012 Employee Stock Option Plan (ESOP)	2015 Restricted Stock Unit Plan (RSU Plan)
Adoption date	October, 2012	July, 2015
Type of shares	class B shares	class B shares
Number of options or RSUs reserved	Up to 7 % of total amount of shares	Up to 7 % of total amount of shares
Exercise price	Granted during:	Granted during:
	Year 2012: U.S. $13.65	Year 2016: n/a
	Year 2013: U.S. $41.24 – 46.57	Year 2017: n/a
Year 2014: U.S. $34.09 – 37.89 Year 2017: U.S. $ 23.94
Exercise basis	Shares	Shares
Expiration date	December 2020	December 2022
Vesting period	Up to 4 years	Three vesting during up to 2 years
Other major terms	The options are not transferrable	- The units are not transferrable
- All other terms of the units under 2015 RSU Plan are to be determined by the Company’s BOD or the CEO, if so resolved by the BOD, acting as administrator of the Plan

31.2. Changes in outstanding options

The following table illustrates the movements in share options during the year ended December 31, 2017:

	As of December 31, 2016	Granted during the period	Forfeited during the period	Exercised during the period	As of December 31, 2017
2012 ESOP	1,929,089	27,743	(282,000)	(146,692)	1,528,140
2015 RSU Plan	414,035	512,108	(66,732)	(314,033)	545,378

Total	2,343,124	539,851	(348,732)	(460,725)	2,073,518

As of December 31, 2017 the Company has 1,528,140 options outstanding, all of which are vested, and 545,378 RSUs outstanding, of which 51,912 are vested and 493,466 are unvested.

The weighted average price for share options exercised under ESOP during the reporting period was U.S. $13.65 and exercised under RSU plan was nill.

31.3. Valuations of share-based payments

The valuation of all equity-settled options granted are summarized in the table below:

Option plan/ Grant date	Number of options/ RSUs	Dividend yield, %	Volatility,%	Risk-free interest rate, %		Expec- ted term, years	Weighted average share price (U.S. $)	Weighted average fair value per option/ RSU (U.S. $)	Valuation method
2012 ESOP	4,128,521	0-5.03%	28%- 49.85%	0.29 3.85	%- %	2-4	28.10	7.14	Black- Scholes- Merton
2015 RSU Plan	1,095,708	0-5.03%	50.65%- 64.02%	2.89 3.19	%- %	0-2	15.04	14.41	Binominal

The forfeiture rate used in valuation models granted during the period is 9%. It is based on historical data and current expectations and is not necessarily indicative of forfeiture patterns that may occur.

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

31.4. Share-based payment expense

The amount of expense arising from equity-settled share-based payment transactions for the year ended December 31, 2017 was 398 (2016 – 224, 2015 – 88).